Summary of Significant Accounting Policies (Details) - Schedule of balances of the VIE - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Schedule of balances of the VIE [Abstract]
Current assets	$ 1,011,772		$ 1,011,772		$ 895,321	$ 1,573,413
Non-current assets	699,169		699,169		924,537	96,927
Total assets	1,710,941		1,710,941		1,819,858	1,670,340
Current liabilities	1,466,275		1,466,275		618,663	6,232,836
Non-current liabilities	166,760		166,760		341,273
Total liabilities	1,633,035		1,633,035		959,936	6,232,836
Revenues	17,685		152,924		1,414,781
Gross profit	7,774		86,000		1,312,638
Net loss	$ (785,680)	$ (235,541)	$ (1,881,939)	$ (944,617)	$ (580,767)	$ (1,432,372)